Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020	[1]	$ 15,655		$ 11,061,233		$ (4,341,417)	$ 300,265	$ 195,915	$ 7,231,651
Balance, shares at Dec. 31, 2020	[1]	15,655,038
Foreign currency translation adjustment			[1]		[1]		244,040	25,194	269,234
Net income (loss)			[1]		[1]	1,779,736		183,733	1,963,469
Balance at Dec. 31, 2021		$ 15,655	[1]	11,061,233	[1]	(2,561,681)	544,305	404,842	9,464,354
Balance, shares at Dec. 31, 2021	[1]	15,655,038
Foreign currency translation adjustment							8,972	1,748	10,720
Net income (loss)						148,676		27,283	175,959
Balance at Mar. 31, 2022		$ 15,655		11,061,233		(2,413,005)	553,277	433,873	9,651,033
Balance, shares at Mar. 31, 2022		15,655,038
Balance at Dec. 31, 2021		$ 15,655	[1]	11,061,233	[1]	(2,561,681)	544,305	404,842	9,464,354
Balance, shares at Dec. 31, 2021	[1]	15,655,038
Foreign currency translation adjustment									(1,311,550)
Net income (loss)									1,875,677
Balance at Sep. 30, 2022		$ 15,655		11,061,233		(809,468)	(679,256)	440,317	10,028,481
Balance, shares at Sep. 30, 2022		15,655,038
Balance at Dec. 31, 2021		$ 15,655	[1]	11,061,233	[1]	(2,561,681)	544,305	404,842	9,464,354
Balance, shares at Dec. 31, 2021	[1]	15,655,038
Foreign currency translation adjustment			[1]		[1]		(725,131)	(82,635)	(807,766)
Net income (loss)			[1]		[1]	(1,942,723)		(213,956)	(2,156,679)
Balance at Dec. 31, 2022		$ 15,655	[1]	11,061,233	[1]	(4,504,404)	(180,826)	108,251	6,499,909
Balance, shares at Dec. 31, 2022	[1]	15,655,038
Balance at Mar. 31, 2022		$ 15,655		11,061,233		(2,413,005)	553,277	433,873	9,651,033
Balance, shares at Mar. 31, 2022		15,655,038
Foreign currency translation adjustment							(556,766)	(45,555)	(602,321)
Net income (loss)						747,733		41,250	788,983
Balance at Jun. 30, 2022		$ 15,655		11,061,233		(1,665,272)	(3,489)	429,568	9,837,695
Balance, shares at Jun. 30, 2022		15,655,038
Foreign currency translation adjustment							(675,767)	(44,182)	(719,949)
Net income (loss)						855,804		54,931	910,735
Balance at Sep. 30, 2022		$ 15,655		11,061,233		(809,468)	(679,256)	440,317	10,028,481
Balance, shares at Sep. 30, 2022		15,655,038
Balance at Dec. 31, 2022		$ 15,655	[1]	11,061,233	[1]	(4,504,404)	(180,826)	108,251	6,499,909
Balance, shares at Dec. 31, 2022	[1]	15,655,038
Foreign currency translation adjustment							45,290	182	45,472
Net income (loss)						(88,819)		(357)	(89,176)
Balance at Mar. 31, 2023		$ 15,655		11,061,233		(4,593,223)	(135,536)	108,076	6,456,205
Balance, shares at Mar. 31, 2023		15,655,038
Balance at Dec. 31, 2022		$ 15,655	[1]	11,061,233	[1]	(4,504,404)	(180,826)	108,251	6,499,909
Balance, shares at Dec. 31, 2022	[1]	15,655,038
Foreign currency translation adjustment									(408,529)
Net income (loss)									(1,756,749)
Balance at Sep. 30, 2023		$ 15,655		11,061,233		(6,088,707)	(545,059)	(108,491)	4,334,631
Balance, shares at Sep. 30, 2023		15,655,038
Balance at Mar. 31, 2023		$ 15,655		11,061,233		(4,593,223)	(135,536)	108,076	6,456,205
Balance, shares at Mar. 31, 2023		15,655,038
Foreign currency translation adjustment							(381,054)	(41,379)	(422,433)
Net income (loss)						(386,825)		(58,004)	(444,829)
Balance at Jun. 30, 2023		$ 15,655		11,061,233		(4,980,048)	(516,590)	8,693	5,588,943
Balance, shares at Jun. 30, 2023		15,655,038
Foreign currency translation adjustment							(28,469)	(3,099)	(31,568)
Net income (loss)						(1,108,659)		(114,085)	(1,222,744)
Balance at Sep. 30, 2023		$ 15,655		$ 11,061,233		$ (6,088,707)	$ (545,059)	$ (108,491)	$ 4,334,631
Balance, shares at Sep. 30, 2023		15,655,038

[1]	Given effect of the Reverse Stock Split, see Note 11